Regulatory Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Regulatory Capital [Abstract]
Actual and required capital amounts and ratios

The actual and required capital amounts and ratios for the Bank as of March 31, 2013 and December 31, 2012 are presented in the table below:

	March 31, 2013
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

Total capital (to risk-weighted assets)	$205,635	18.75%	87,726	8.00%	109,657	10.00%
Tier I capital (to risk-weighted assets)	191,736	17.49%	43,863	4.00%	65,794	6.00%
Tier I capital (to average assets)	191,736	11.79%	65,061	4.00%	81,326	5.00%
State of Wisconsin (to total assets)	191,736	11.82%	97,339	6.00%	N/A	N/A

	December 31, 2012
	(Dollars In Thousands)
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

The actual and required capital amounts and ratios for the Bank as of December 31, 2012 and 2011 are presented in the table below:

	December 31, 2012
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

WaterStone Bank
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

	December 31, 2011

WaterStone Bank
Total capital (to risk-weighted assets)	$174,144	14.58%	95,579	8.00%	119,474	10.00%
Tier I capital (to risk-weighted assets)	158,994	13.31%	47,790	4.00%	71,684	6.00%
Tier I capital (to average assets)	158,994	9.16%	69,447	4.00%	86,808	5.00%
State of Wisconsin (to total assets)	158,994	9.31%	102,463	6.00%	N/A	N/A